Other Operating Expense (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		May 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expense, Net [Abstract]
Foreign currency transaction losses (gains), net			$ 8.1	$ (1.9)	$ 9.3
Restructuring charges	[1]		17.1	12.7	5.3
Environmental remediation expenses	[2]		0.1	0.0	0.9
Shareholder litigation settlement recoveries	[3]		(6.0)	(9.5)	0.0
Acquisition related expenses and non-cash charges	[4]		53.8	9.8	3.4
Net gain on asset dispositions			0.8	(1.1)	0.8
Other, net	[5]		1.8	(0.9)	202.4
Total other operating expense, net			75.7	9.1	222.1
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense recognized		$ 0.0	$ 19.2	$ 2.8
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense recognized					77.6
2013 Stock Incentive Plan [Member] | Deferred Stock Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense recognized		97.4			97.4
Employer taxes related to DSUs granted		$ 19.2			$ 19.2

[1]	See Note 4 “Restructuring.”
[2]	Estimated environmental remediation costs recorded on an undiscounted basis for a former production facility.
[3]	Represents insurance recoveries of the Company’s shareholder litigation settlement in 2014.
[4]	Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs (including certain incentive and non-incentive cash compensation costs), and non-cash charges and credits arising from fair value purchase accounting adjustments.
[5]	Includes stock-based compensation expense recognized for the year ended December 31, 2017 for stock options outstanding of $77.6 million. Prior to the initial public offering in May 2017, no compensation expense was recorded. As of the initial public offering in May 2017, repurchase rights that created the implicit service period were eliminated and expense for the period from grant until the initial public offering were recognized in May 2017. Also in May 2017, DSUs were granted to employees at the date of the initial public offering of $97.4 million under the 2013 Stock Incentive Plan and employer taxes related to the DSUs granted to employees at the date of the initial public offering of $19.2 million.